INCOME TAXES - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Statutory income tax rate	26.50%	26.50%	26.50%
International operations subject to different tax rates	(30.90%)	15.90%	0.00%
Derecognition (recognition) of deferred tax assets	0.00%	0.00%	(24.70%)
Other	0.00%	(13.00%)	0.70%
Effective income tax rate	(4.40%)	29.40%	2.50%